Janus Detroit Street Trust

Janus Henderson Mortgage-Backed Securities ETF

Supplement dated June 9, 2026

to Currently Effective Statement of Additional Information (“SAI”)

Effective immediately, the SAI for Janus Henderson Mortgage-Backed Securities ETF (the “Fund”) is amended as follows:

1.	In the table under the “Investment Strategies and Risks” section of the SAI, the following information replaces the corresponding information in the table with respect to the Fund only:

Strategies, Types of Securities, and Risks	JMBS
General Considerations and Risks	x
Diversification	x
Adjustable Rate Mortgage-Backed Securities	x
Agency Mortgage-Related Securities	x
Artificial Intelligence (“AI”) Risk	x
Asset-Backed Securities	x
Bank Capital Securities	x
Bank Obligations	x
Callable Securities	x
Cash Position	x
Collateralized Mortgage Obligations	x
Commercial Mortgage-Backed Securities	x
Commercial Real Estate Collateralized Loan Obligations	x
Confidential Information	x
Corporate Bonds	x
Credit Risk Transfer Securities	x
Credit Spread Trades	x
Cyber Security Risk	x

Derivative Instruments	x
Distressed or Defaulted Securities	x
ESG Exclusions Policy	x
Exchange-Traded Funds	x
Exchange-Traded Notes	x
Fixed Income Securities	x
Floating Rate Obligations	x
Foreign Securities	x
Forward Contracts	x
Futures Contracts	x
High-Yield Bonds	x
Illiquid Investments	x
Inflation-Linked Securities	x
Inflation-Related Investments Risk	x
Investment Company Securities	x
Loans	x
Money Market Instruments	x
Mortgage Dollar Rolls	x
Non-Agency Mortgage-Related Securities	x
Operational Risk	x
Options on Securities, Securities Indices & Foreign Currencies	x
Option Transaction Risk	x
Pass-Through Securities	x
Performance Indexed Paper	x
Preferred Stock	x
Private Placements and Other Exempt Securities	x
Real Estate Investment Trusts and Real Estate-Linked Derivatives	x
Regulation S Securities	x

Regulatory Changes and Market Events and Risks	x
Repurchase and Reverse Repurchase Agreements	x
Sale-Buybacks	x
Securities Lending	x
Settlement Risk	x
Special Situations	x
Standby Commitments	x
Strip Bonds	x
Stripped Mortgage-Backed Securities	x
Structured Investments	x
Swaps and Swap-Related Products	x
Tender Option Bonds	x
U.S. Government Securities	x
When-Issued, Delayed Delivery, and TBA Commitments	x
Zero Coupon, Step Coupon, and Pay In Kind Securities	x

Please retain this Supplement with your records.